Note 8 - Loss Per Share (Details) - Summary of Basic and Diluted Loss per Common Share (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Note 8 - Loss Per Share (Details) - Summary of Basic and Diluted Loss per Common Share [Line Items]
Net loss	$ (7,230,180)	$ (13,500,918)
Net loss available to common shareholders	(7,881,596)	(13,500,918)
Weighted average common shares – Outstanding (in Shares)	52,446,850	45,319,605
Basic and diluted loss available to common shareholders (in Dollars per share)	$ (0.15)	$ (0.30)
Preferred Class B [Member]
Note 8 - Loss Per Share (Details) - Summary of Basic and Diluted Loss per Common Share [Line Items]
Dividend Series B Preferred shares	$ (651,416)